Quarterly Holdings Report
for
Fidelity® OTC Portfolio
October 31, 2025
OTC-NPRT1-1225
1.809071.122
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	8,100	13,334,301
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	657,900	168,728,077
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	35,369	82,312,859
CANADA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	163,636	2,765,087
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (c)	467,731	81,319,712
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	205,930	38,432,716
TOTAL CANADA		122,517,515
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd ADR	2,128,654	173,208,576
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	6,260	1,066,892
JD.com Inc A Shares	8,491	140,186
		1,207,078
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (a)(b)	10,036,067	17,061,314
TOTAL CHINA		191,476,968
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	269,050	54,240,480
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (c)	210,096	33,758
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	98,300	32,643,776
KOREA (SOUTH) - 1.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	142,980	97,936,988
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	1,216,770	475,892,721
TOTAL KOREA (SOUTH)		573,829,709
NETHERLANDS - 1.5%
Health Care - 1.2%
Biotechnology - 1.2%
Argenx SE ADR (c)	541,426	443,157,181
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	52,900	34,268,054
ASML Holding NV depository receipt	5,966	6,319,366
BE Semiconductor Industries NV	344,815	58,663,770
		99,251,190
TOTAL NETHERLANDS		542,408,371
TAIWAN - 4.2%
Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 1.2%
Chroma ATE Inc	3,938,000	104,789,849
Delta Electronics Inc	10,189,000	329,392,911
		434,182,760
Semiconductors & Semiconductor Equipment - 3.0%
Jentech Precision Industrial Co Ltd	656,000	45,398,661
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,368,112	1,011,881,889
		1,057,280,550
TOTAL TAIWAN		1,491,463,310
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (c)	59,800	26,346,086
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	1,499,033	123,520,319
UNITED STATES - 87.4%
Communication Services - 21.3%
Entertainment - 2.8%
Electronic Arts Inc	2,300	460,138
Netflix Inc (c)	695,304	777,947,833
ROBLOX Corp Class A (c)	2,150,500	244,554,860
Take-Two Interactive Software Inc (c)	11,383	2,918,260
		1,025,881,091
Interactive Media & Services - 18.1%
Alphabet Inc Class A	11,518,783	3,238,966,592
Alphabet Inc Class C	4,794,092	1,351,071,007
Epic Games Inc (a)(b)(c)	77,600	56,766,728
Meta Platforms Inc Class A	2,082,388	1,350,116,260
Reddit Inc Class A (c)	2,381,939	497,706,154
Vimeo Inc Class A (c)	278,446	2,171,879
		6,496,798,620
Media - 0.0%
Charter Communications Inc Class A (c)	53,559	12,524,236
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	691,733	145,298,517
TOTAL COMMUNICATION SERVICES		7,680,502,464

Consumer Discretionary - 7.4%
Automobiles - 1.8%
Rivian Automotive Inc Class A (c)	12,872	174,673
Tesla Inc (c)	1,397,900	638,225,224
		638,399,897
Broadline Retail - 4.9%
Amazon.com Inc (c)	7,251,586	1,770,982,333
Contextlogic Holdings Inc	4,847	36,498
		1,771,018,831
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	18,817	2,381,103
Domino's Pizza Inc	430,501	171,537,429
Marriott International Inc/MD Class A1	42,085	10,966,509
		184,885,041
Specialty Retail - 0.0%
ThredUp Inc Class A (c)	85,713	753,417
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (c)	44,634	332,970
Kontoor Brands Inc	5,761	466,180
Lululemon Athletica Inc (c)	102,595	17,496,551
NIKE Inc Class B	1,010,235	65,251,079
		83,546,780
TOTAL CONSUMER DISCRETIONARY		2,678,603,966

Consumer Staples - 0.6%
Beverages - 0.3%
Monster Beverage Corp (c)	1,824,613	121,938,887
Consumer Staples Distribution & Retail - 0.3%
Chobani Inc Class A (a)(b)(d)	3,711	16,537,528
Costco Wholesale Corp	90,889	82,840,779
		99,378,307
Food Products - 0.0%
Mondelez International Inc	154,274	8,864,584
Personal Care Products - 0.0%
Honest Co Inc/The (c)(e)	156,331	533,088
TOTAL CONSUMER STAPLES		230,714,866

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	50,808	7,275,198
EOG Resources Inc	13,570	1,436,248
		8,711,446
Financials - 0.4%
Banks - 0.0%
Wintrust Financial Corp	43,412	5,644,428
Capital Markets - 0.1%
Coinbase Global Inc Class A (c)	118,400	40,703,552
Moody's Corp	2,708	1,300,652
S&P Global Inc	674	328,380
		42,332,584
Financial Services - 0.3%
Mastercard Inc Class A	196,854	108,661,440
TOTAL FINANCIALS		156,638,452

Health Care - 6.2%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (c)	1,449,624	661,086,529
Gilead Sciences Inc	1,682,262	201,518,165
GRAIL Inc (c)(e)	6,411	589,363
Insmed Inc (c)	384,000	72,806,400
Ionis Pharmaceuticals Inc (c)	31,362	2,330,197
Legend Biotech Corp ADR (c)	4,683,810	151,755,444
Scholar Rock Holding Corp (c)	21,700	642,754
Soleno Therapeutics Inc (c)	602,300	40,450,468
Trevena Inc (c)	706	8
		1,131,179,328
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (c)	2,725,305	274,492,720
Insulet Corp (c)	1,208,982	378,423,456
Intuitive Surgical Inc (c)	14,458	7,724,620
Neuronetics Inc (c)(e)	38,201	101,233
Outset Medical Inc (c)	2,640	34,637
Pulmonx Corp (c)	25,840	51,680
TransMedics Group Inc (c)	363,712	47,842,676
		708,671,022
Health Care Technology - 0.5%
Veeva Systems Inc Class A (c)	583,960	170,049,152
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	799,023	10,898,674
Danaher Corp	425,219	91,583,668
Illumina Inc (c)	38,469	4,752,460
Seer Inc Class A (c)	582,504	1,287,334
Thermo Fisher Scientific Inc	21,724	12,325,980
		120,848,116
Pharmaceuticals - 0.3%
Crinetics Pharmaceuticals Inc (c)	2,372,606	103,208,361
Elanco Animal Health Inc (c)	87,837	1,945,590
TherapeuticsMD Inc (c)(e)	6,770	8,056
		105,162,007
TOTAL HEALTH CARE		2,235,909,625

Industrials - 3.0%
Aerospace & Defense - 1.3%
Anduril Industries Inc Class B (a)(b)	36,483	1,491,425
Anduril Industries Inc Class C (a)(b)	17	695
Space Exploration Technologies Corp (a)(b)(c)	2,062,353	437,218,836
Space Exploration Technologies Corp Class C (a)(b)(c)	152,047	32,233,964
		470,944,920
Commercial Services & Supplies - 0.0%
Veralto Corp	15,772	1,556,381
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	77,261	3,344,629
Electrical Equipment - 1.1%
Fluence Energy Inc Class A (c)(e)	1,281,300	26,907,300
GE Vernova Inc	408,300	238,912,662
NEXTracker Inc Class A (c)	1,200,761	121,541,028
		387,360,990
Ground Transportation - 0.6%
CSX Corp	283,348	10,206,195
Uber Technologies Inc (c)	2,132,136	205,751,124
		215,957,319
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (c)(e)	79,631	109,095
Wheels Up Experience Inc Class A rights (a)(c)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(c)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(c)	11,103	0
		109,095
TOTAL INDUSTRIALS		1,079,273,334

Information Technology - 47.0%
Communications Equipment - 0.9%
Arista Networks Inc	1,328,583	209,504,254
Cisco Systems Inc	505,338	36,945,261
Lumentum Holdings Inc (c)	341,300	68,792,428
Motorola Solutions Inc	35,185	14,310,091
		329,552,034
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (c)	684,700	90,353,012
Corning Inc	604,000	53,804,320
		144,157,332
IT Services - 0.2%
Twilio Inc Class A (c)	909	122,606
X.Ai Holdings Corp Class A (a)(b)	1,968,783	71,978,706
		72,101,312
Semiconductors & Semiconductor Equipment - 22.7%
Advanced Micro Devices Inc (c)	197,668	50,626,728
Applied Materials Inc	64,953	15,140,544
Astera Labs Inc (c)	52,179	9,740,776
Broadcom Inc	3,318,954	1,226,784,967
First Solar Inc (c)	523,300	139,689,702
Lam Research Corp	601,500	94,712,190
Marvell Technology Inc	5,110,360	479,045,146
Micron Technology Inc	1,971,310	441,120,039
NVIDIA Corp	28,119,577	5,693,933,148
Skyworks Solutions Inc	92,258	7,170,292
		8,157,963,532
Software - 12.1%
Adobe Inc (c)	11,618	3,953,722
Appfolio Inc Class A (c)	50,126	12,753,558
Atom Tickets LLC (a)(b)(c)(d)	516,103	5
Autodesk Inc (c)	178,609	53,822,036
Cadence Design Systems Inc (c)	509,881	172,691,596
Circle Internet Group Inc (f)	1,560,516	198,154,322
Datadog Inc Class A (c)	792,100	128,961,801
Dynatrace Inc (c)	9,045	457,406
Figma Inc (f)	234,100	11,667,544
Figma Inc Class A (e)	79,500	3,962,280
Microsoft Corp	6,792,046	3,516,989,339
Palantir Technologies Inc Class A (c)	467,200	93,659,584
Stripe Inc Class B (a)(b)(c)	91,800	3,536,136
Synopsys Inc (c)	403,134	182,950,272
		4,383,559,601
Technology Hardware, Storage & Peripherals - 10.7%
Apple Inc	14,107,827	3,814,333,186
Sandisk Corp/DE	94,148	18,766,520
Western Digital Corp	282,146	42,381,151
		3,875,480,857
TOTAL INFORMATION TECHNOLOGY		16,962,814,668

Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	90,107	76,231,423
Utilities - 1.3%
Electric Utilities - 0.8%
Constellation Energy Corp	326,471	123,079,567
NRG Energy Inc	1,025,000	176,156,500
		299,236,067
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	894,000	168,340,200
TOTAL UTILITIES		467,576,267

TOTAL UNITED STATES		31,576,976,511
TOTAL COMMON STOCKS (Cost $12,141,263,038)		34,999,832,040

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (a)(b)(c)	130,752	33,812,467
UNITED STATES - 1.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(b)(c)	103,940	7,739,372
Waymo LLC Series B2 (a)(b)(c)	178,470	13,711,850
Waymo LLC Series C2 (a)(b)(c)	513,288	44,645,791
		66,097,013
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,300	841,368
TOTAL CONSUMER DISCRETIONARY		66,938,381

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	6,268,491
Industrials - 1.0%
Aerospace & Defense - 1.0%
Anduril Industries Inc Series F (a)(b)(c)	1,478,951	60,459,517
Anduril Industries Inc Series G (a)(b)	342,700	14,009,576
Space Exploration Technologies Corp Series G (a)(b)(c)	62,037	131,518,440
Space Exploration Technologies Corp Series H (a)(b)(c)	65,670	139,220,400
		345,207,933
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series F (a)(b)	158,200	22,301,454
Stripe Inc Series H (a)(b)(c)	315,830	12,165,772
		34,467,226
TOTAL UNITED STATES		452,882,031
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,098,672)		486,694,498

Domestic Equity Funds - 1.5%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $548,528,550)	871,100	547,982,877

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,851)	30,303	6,843,326

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	150,466,894	150,496,988
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	8,645,026	8,645,891
TOTAL MONEY MARKET FUNDS (Cost $159,142,879)			159,142,879

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,040,043,990)	36,200,495,620
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(26,439,535)
NET ASSETS - 100.0%	36,174,056,085

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,127,159,934 or 3.1% of net assets.

(c)	Non-income producing.
(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $209,821,866 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $60,857.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	1,491,527

Anduril Industries Inc Class C	6/16/2025	695

Anduril Industries Inc Series F	8/7/2024	32,147,366

Anduril Industries Inc Series G	4/17/2025	14,010,536

Ant International Co Ltd Class C	5/16/2018	38,251,213

Anthropic PBC Series F	8/18/2025	22,301,074

Atom Tickets LLC	8/15/2017	3,000,004

Bytedance Ltd Series E1	11/18/2020	14,327,043

Canva Australia Holdings Pty Ltd Class A	8/19/2025	13,333,734

Castle Creek Biosciences Inc Series A4	9/29/2016	10,010,851

Chobani Inc Class A	10/14/2025	16,537,528

Discord Inc Series I	9/15/2021	1,817,061

Epic Games Inc	7/13/2020 - 3/29/2021	61,546,000

Space Exploration Technologies Corp	10/16/2015 - 7/14/2025	26,695,024

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	15,617,106

Space Exploration Technologies Corp Series G	1/20/2015	4,805,386

Space Exploration Technologies Corp Series H	8/4/2017	8,865,450

Stripe Inc Class B	5/18/2021	3,683,785

Stripe Inc Series H	3/15/2021 - 5/25/2023	12,672,679

Tenstorrent Holdings Inc Series C1	4/23/2021	4,717,626

Waymo LLC Series A2	5/8/2020	8,925,037

Waymo LLC Series B2	6/11/2021	16,369,625

Waymo LLC Series C2	10/18/2024	40,139,789

X.Ai Holdings Corp Class A	10/27/2021	54,254,583

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,599,918	1,338,403,532	1,239,513,754	519,759	7,292	-	150,496,988	150,466,894	0.3%
Fidelity Securities Lending Cash Central Fund	60,115,566	135,501,635	186,971,310	50,786	-	-	8,645,891	8,645,026	0.0%
Total	111,715,484	1,473,905,167	1,426,485,064	570,545	7,292	-	159,142,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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